OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 6:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2017	2016

Prepaid expenses	$1,172	$1,739
Government authorities	919	1,003
Foreign currency derivative contracts	166	221
Short-term lease deposits	145	127
Receivable from third-party	-	426
Others	247	363

	$2,649	$3,879